Important Notice Regarding Change in
Investment Policy
Federated Hermes SDG Engagement High Yield Credit Fund
A Portfolio of Federated Hermes Adviser Series
INSTITUTIONAL SHARES (TICKER FHHIX)
CLASS R6 SHARES (TICKER FHHRX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
The Board of Trustees of Federated Hermes Adviser Series has approved a change in non-fundamental investment policy for the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective on June 30, 2026, unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified. The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.
Accordingly, on June 30, 2026, the Fund’s non-fundamental investment policy will be changed as follows:
Current	New
The Fund will invest its assets so that, under normal
circumstances, at least 80% of its net assets (plus
any borrowing for investment purposes) are invested
in fixed-income investments rated below
investment grade.

Under normal circumstances, the Fund will invest its
assets so that at least 80% of its net assets (plus any
borrowings for investment purposes) are invested in
fixed-income investments rated below investment
grade which, in the Adviser’s view, also provide the
potential for contributing to positive societal impact
aligned to the United Nations Sustainable
Development Goals.

Also, effective June 30, 2026, the principal investment strategies for the Fund will be adjusted as disclosed below.

1. In the Fund’s Prospectus under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” please delete the disclosure in its entirety and replace with the following:
“The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration.
In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)1 (as outlined in further detail below). It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries.
1
 Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the
United Nations Sustainable Development Goals.
The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential.
The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics.

The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics.
The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provides the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.”
2. In the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the disclosure in its entirety and replace with the following:

“The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus. This objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.
The Fund pursues its investment objective by investing primarily in the high-yield fixed-income securities market. The Fund’s investment adviser (the “Adviser”) actively manages the Fund’s portfolio seeking to realize the potentially higher returns of high-yield securities (also known as “junk bonds”), compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification. The Fund invests in high-yield debt securities both domestically and internationally (including emerging markets). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.
The Adviser selects securities that it believes have attractive risk-return characteristics. The securities in which the Fund invests have high yields compared to debt securities issued by investment grade companies primarily because of the market’s greater uncertainty about the issuer’s ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Fund.
The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser’s analysis focuses on the financial condition of the issuing firm together with the issuer’s business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.
The Adviser attempts to minimize the Fund’s portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity range or duration for the Fund’s portfolio.
In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also offering the current ability or potential to contribute to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)1 (as outlined in further detail below). It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. For example, the Adviser will analyze securities of an issuer to seek to identify the extent to which the securities are exposed to credit risk. This will be done with a view to assessing whether the market price of the security in question is, in the Adviser’s view, reflective of its value (after taking account of the credit risk). At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries.
1
 Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the
United Nations Sustainable Development Goals.
The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential.
The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics.
The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics. The Adviser may engage with issuers directly or by utilizing input from its affiliates, including Hermes Equity Ownership Services Limited, a subsidiary of London-based Federated Hermes Limited (EOS at Federated Hermes Limited), a stewardship and engagement team, to support the identification of, and engagement with, suitable issuers that meet the criteria outlined above and below. In engaging EOS at Federated Hermes Limited, the Adviser seeks to leverage the goals of EOS at Federated Hermes Limited, which are to enhance long-term risk adjusted returns for issuers and create wealth for investors consistent with investor objectives and applicable fiduciary duties. In addition to fundamental financial indicator criteria, engagement criteria that may be used to identify issuers will include, for example, assessment of issuer management competence, integrity, vision, potential and willingness to enact the changes suggested by the Adviser or its affiliates following discussions between the Adviser or its affiliates and the issuer, as well as align with at least one of the UN Sustainable Development Goals.

The UN Sustainable Development Goals are as follows: no poverty; zero hunger; good health and well-being; quality education; gender equality; clean water and sanitation; affordable and clean energy; decent work and economic growth; industry, innovation and infrastructure; reduced inequalities; sustainable cities and communities; responsible consumption and production; climate action; life below water; life on land; peace, justice and strong institutions; and partnership for the goals. It is anticipated that by identifying solutions to meeting specific UN Sustainable Development Goals, companies will be able to incrementally improve long-term financial returns and resilience (e.g., through higher sales, better productivity, or other relevant financial measures) by delivering, for example, improved health for their employees, society, customers or local community.
The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Adviser will typically look for appropriate opportunities to sell a security if the Adviser’s analysis indicates that the issuer of the security is unlikely to meet the defined engagement objectives of, or no longer demonstrates potential or sufficient alignment with, the UN Sustainable Development Goals.
The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
■ increase or decrease the effective duration of the Fund portfolio;
■ obtain premiums from the sale of derivative contracts;
■ realize gains from trading a derivative contract; or
■ hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.

Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provide the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
3. Under the Statement of Additional Information section “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:
“The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) are invested in fixed-income investments rated below investment grade. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments rated below investment grade.”
And replace it with:
“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provide the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”April 20, 2026

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
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or call 1-800-341-7400.
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Q457231 (4/26)
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